Commitments and Contingent Liabilities - (Tables)	12 Months Ended
Jul. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Aggregate minimum commitments under non-cancelable operating leases

Aggregate minimum annual lease commitments of the Company under non-cancelable operating leases as of July 31, 2013 are as follows:

Fiscal Year	Amount

2014	152,094
2015	106,205
2016 and thereafter	—
Total Minimum Lease Payments	$258,299